Pension arrangements (Details) - Football League Pension and Life Assurance Scheme		6 Months Ended
	Sep. 01, 2020	Dec. 31, 2019 GBP (£) item	Jun. 30, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Aug. 31, 2017 GBP (£)
Pension arrangements
Number of participating employers | item		92
Total deficit on actuarial valuation					£ 30,400,000
Contribution to current accrual of benefits		£ 0
Total contributions paid by Group based on actuarial valuation		482,000
Percentage of increase in contributions	5.00%
Present value of outstanding contributions to pension arrangements		1,977,000
Less than 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements		474,000	£ 459,000	£ 446,000
Due after 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements		£ 1,503,000	£ 1,745,000	£ 1,977,000